AMERICAN
                                                                     EXPRESS

      Strategist Growth Fund, Inc.
      2000 Semiannual Report

                                                        Strategist Growth Fund

                                                 Strategist Growth Trends Fund

                                                Strategist Special Growth Fund

Table of Contents

From the Portfolio Managers                                                 2
Financial Statements (Strategist Growth Fund, Inc.)                         8
Notes to Financial Statements (Strategist Growth Fund, Inc.)               13
Financial Statements (Growth Portfolio)                                    20
Notes to Financial Statements (Growth Portfolio)                           23
Investments in Securities (Growth Portfolio)                               27
Financial Statements (Growth Trends Portfolio)                             33
Notes to Financial Statements (Growth Trends Portfolio)                    36
Investments in Securities (Growth Trends Portfolio)                        41
Financial Statements (Aggressive Growth Portfolio)                         52
Notes to Financial Statements (Aggressive Growth Portfolio)                55
Investments in Securities (Aggressive Growth Portfolio)                    60

(picture of) Lisa A. Costa
Lisa A. Costa
Portfolio Manager

From the Portfolio Manager

Strategist Growth Fund

Strategist Growth Fund took good advantage of a stock-market surge to post a strong gain for the first half of the fiscal year. For the six months -- August 1999 through January 2000 -- the Fund generated a total return of 20.11%. (A portion of the return came in the form of a capital gain, which was paid to shareholders in December and reduced the Fund's net asset value by the same amount.)

The period got off to a shaky start, as the stock market struggled in the face of higher interest rates, concerns that the robust economy might soon spawn a run-up in the inflation rate, and uncertainty regarding the potential effect of the Y2K computer bug. Although the Fund held up relatively well in the negative environment, it lost about 2% through September.

MOOD SWINGS
The mood in the stock market changed quickly, though, as fresh reports of still-tame inflation and healthy corporate profits arrived and excitement about the impact of the burgeoning Internet began to build. By November, the market's moderate advance had turned into a roaring rally that continued to gather momentum through the end of December. Given the strength of the run-up, it wasn't surprising that the period ended with the market retreating moderately in January.

While stocks of virtually all stripes benefited from the late-1999 surge, it was clearly the technology stocks that were the big winners, especially those related to the growth of the Internet. The tech trend worked to the particular advantage of the Fund, as about half of the portfolio's assets was concentrated in that sector, a level that rose to more than 60% in December because of rising prices among those stocks. Among the largest and most productive holdings for the Fund were technology names such as Cisco Systems, Microsoft, EMC Corporation, Texas Instruments, Yahoo and Tellabs.

Most of the rest of the portfolio was concentrated in the health care, financial services, retailing and utilities sectors. While there were some strong performers within these groups, on the whole their results were mixed.

Before closing, I want to note that credit for the Fund's excellent performance during the past six months and, in fact, the past few years, belongs to Mitzi Malevich, who managed the Fund during that time and whom I succeeded upon her retirement in January 2000. While no two portfolio managers do their jobs in identical fashion, I think it's important to point out that I intend to follow the same investment strategy that Mitzi employed so successfully: hold a limited number of stocks (an average of about 50 for this Fund in recent years) representing large companies with strong growth prospects, keep trading to a minimum, and keep the portfolio virtually fully invested (almost all the assets in stocks, leaving very little in cash reserves) at all times. I look forward to putting that approach to work for you in the years ahead.

Lisa A. Costa

(picture of) Gordon M. Fines
Gordon M. Fines
Portfolio Manager

From the Portfolio Manager

Strategist Growth Trends Fund

A mid-period surge by the stock market set the stage for a double-digit gain by Strategist Growth Trends during the first half of the fiscal year. For the six months -- August 1999 through January 2000 -- the Fund generated a total return of 17.36%. (A portion of the Fund's return came in the form of a capital gain, which was distributed to shareholders in December 1999 and reduced the Fund's net asset value by the same amount at that time.)

The stock market struggled early in the period, as concerns about higher interest rates, potentially higher inflation and the possible impact of the Y2K computer bug weighed on investors' minds. Thanks largely to the strength of its technology-related holdings, the Fund fared better than the market as a whole, but it was still down about one percent through September.

STOCKS GET BACK ON TRACK
But by mid-October, buoyed by fresh reports of still-low inflation, generally healthy corporate profits and growing excitement regarding the Internet, stocks were once again moving forward. Within weeks, the advance turned into a remarkable rally that kept gathering momentum through December and into the first few days of the new year. Illustrating the strength of the surge, the Fund gained more than 10% in December. The Fund gave back some of its gain in January, though, as inflation worries resurfaced, sending the market into retreat.

Clearly driving the Fund's performance during the six months were technology and telecommunications stocks, which made up nearly half of the portfolio at times. The main areas of emphasis were semiconductors, software, networking and wireless communications, with IBM, Cisco Systems, Microsoft and JDS Uniphase among the largest and more productive holdings. Among other sectors, retailing, highlighted by Wal-Mart, also made a good contribution.

I made only minor changes to the portfolio during the period. Late in 1999, I reduced the technology exposure somewhat, given the rapid and substantial run-up in stock prices in that sector. Concurrently, I added a small amount of commodity-related stocks in the paper and chemical areas, which I believe could benefit from the ongoing strength of the economy.

As the second half of the fiscal year begins, it's clear that investors are keeping a close eye on inflation and the Federal Reserve Board. Should the Fed decide in the months ahead to raise short-term interest rates substantially to keep inflation at bay, I think stocks will find it difficult to maintain a sustained advance. Still, assuming the economy and corporate profits remain healthy, I think the longer-term outlook for the market continues to be positive.

Gordon M. Fines

(picture of) Keith Tufte
Keith Tufte
Portfolio Manager

(picture of) James M. Johnson, Jr.
James M. Johnson, Jr.
Portfolio Manager

From the Portfolio Managers

Strategist Special Growth Fund

The past six months was a volatile but overall productive period for the U.S. stock market and Strategist Special Growth Fund. For the first half of the fiscal year -- August 1999 through January 2000 -- the Fund generated a total return of 7.70%. This compares with 6.00% for the Standard & Poor's 500 (an unmanaged index of stocks commonly used to gauge the performance of the market as a whole).

The stock market was in a moderate slump when the period began, as concerns about higher interest rates, a potential run-up in inflation and the uncertainty regarding the impact of the Y2K computer bug weighed on investors' minds. As a result, both the market and the Fund lost ground through September.

THE MARKET TURNS AROUND
In early October, though, the mood began to brighten, thanks to fresh reports of still-tame inflation and generally healthy corporate profits. Soon, with another example of the remarkable resilience it has displayed in recent years, the market was again on the advance. Over the next 10 weeks and with only the briefest of interruptions, stocks continued to gather momentum, powering to an all-time high by the end of 1999. Reflecting the positive environment, the Fund gained about 17% from October through December. The period ended on a down note, though, as renewed concern about inflation and interest rates drove the market into retreat in January.

As was the case for the market as a whole, technology-related stocks were the driving force behind the Fund's positive performance during the period. To the Fund's benefit, we kept a substantial exposure to the tech sector (approaching 40% at times). Among the biggest winners were Intel, National Semiconductor, America Online, 3Com, IBM, Cisco System and EMC.

Among other sectors, retailing, led by Wal-Mart and Home Depot, also made a strong contribution. General Electric, in the conglomerate group, was another good performer. Also to the Fund's benefit, it had only a small exposure to building materials, industrial transportation and tobacco stocks, which were weak. On the negative side were holdings in the telecommunications and financial services sectors.

Looking at changes to the portfolio, we reduced the exposure to retailing and financial services, and added to technology and "cyclical" stocks such as chemicals, paper, basic metals and energy. The cyclical additions reflect our view that the economy will remain robust and that interest rates are likely to rise; in such an environment, those stocks should fare relatively well. We also added a bit to the drug sector, which is experiencing improving fundamentals and merger activity. However, as the second half of the fiscal year begins, the largest area of investment is still technology, which continues to boast very strong fundamentals.

Keith Tufte
James M. Johnson, Jr.

Financial Statements

Statements of assets and liabilities
Strategist Growth Fund, Inc.

                                                          Strategist       Strategist        Strategist
                                                           Growth           Growth            Special
Jan. 31, 2000 (Unaudited)                                   Fund          Trends Fund        Growth Fund

Assets
Investment in corresponding Portfolio (Note 1)            $28,371,916       $28,692,393      $1,958,008
Expense receivable from AEFC                                   --               --                  300
Other prepaid assets                                           --                 5,947             --
                                                                -----             -----          ------
Total assets                                               28,371,916        28,698,340       1,958,308
                                                           ----------        ----------       ---------

Liabilities
Accrued transfer agency fee                                       113               105              38
Accrued administrative services fees                              117               119              10
Other accrued expenses                                          9,760             4,218          10,796
                                                                -----             -----          ------
Total liabilities                                               9,990             4,442          10,844
                                                                -----             -----          ------
Net assets applicable to outstanding capital stock        $28,361,926       $28,693,898      $1,947,464
                                                          ===========       ===========      ==========

Represented by
Capital stock-- $.01 par value (Note 1)                   $     5,166       $     7,828      $    3,247
Additional paid-in capital                                  9,913,285        13,593,034       1,691,154
Undistributed (excess of distributions over)
   net investment income                                      (34,988)            5,603          (3,997)
Accumulated net realized gain (loss)                         (405,722)          803,673         171,836
Unrealized appreciation (depreciation) on investments      18,884,185        14,283,760          85,224
                                                           ----------        ----------          ------
Total -- representing net assets applicable
   to outstanding capital stock                           $28,361,926       $28,693,898      $1,947,464
                                                          ===========       ===========      ==========
Shares outstanding                                            516,577           782,767         324,691
                                                              -------           -------         -------
Net asset value per share of outstanding capital stock    $     54.90       $     36.66      $     6.00
                                                          -----------       -----------      ----------


See accompanying notes to financial statements.

Statements of operations
Strategist Growth Fund, Inc.
                                               Strategist     Strategist    Strategist
                                                 Growth         Growth        Special
Six months ended Jan. 31, 2000 (Unaudited)        Fund        Trends Fund   Growth Fund

 Investment income
Income:
Dividends                                  $     53,255      $    69,810     $    7,998
Interest                                         31,848           77,845          2,296
                                                 ------           ------          -----
Total income                                     85,103          147,655         10,294
                                                 ------          -------         ------
Expenses (Note 2):
Expenses allocated from corresponding Portfolio  79,782           69,542          6,166
Distribution fee                                 10,313           10,547            788
Transfer agency fee                               7,249            6,763          2,422
Administrative services fees and expenses         6,496            6,634            582
Compensation of board members                     2,524            2,163            392
Printing and postage                              2,347              492          2,508
Registration fees                                 6,784               --          4,985
Audit fees                                        3,500            2,400          1,800
Other                                             1,096               54          2,391
                                                  -----               --          -----
Total expenses                                  120,091           98,595         22,034
   Less expenses reimbursed by AEFC                  --               --         (7,743)
                                                 ------           ------         ------
Total net expenses                              120,091           98,595         14,291
                                                -------           ------         ------
Investment income (loss)-- net                  (34,988)          49,060         (3,997)
                                                -------           ------         ------


Realized and unrealized gain (loss) -- net

Net realized gain (loss) on:
   Security transactions                       (405,712)       1,366,842        237,981
   Financial futures contracts                       --               --            642
   Foreign currency transactions                     --              882             --
                                                   ----              ---           ----
Net realized gain (loss) on investments        (405,712)       1,367,724        238,623
Net change in unrealized appreciation
   (depreciation) on investments              5,218,238        2,894,027        (90,328)
                                              ---------        ---------        -------
Net gain (loss) on investments                4,812,526        4,261,751        148,295
                                              ---------        ---------        -------
Net increase (decrease) in net assets
   resulting from operations                 $4,777,538       $4,310,811       $144,298
                                             ==========       ==========       ========

See accompanying notes to financial statements.

Statements of changes in net assets
Strategist Growth Fund, Inc.
                                                                      Strategist Growth Fund
                                                                   Jan. 31, 2000   July 31, 1999
                                                                  Six months ended   Year ended
                                                                     (Unaudited)

Operations and distributions
Investment income (loss) -- net                                 $      (34,988)   $      (51,937)
Net realized gain (loss) on investments                               (405,712)          875,930
Net change in unrealized appreciation (depreciation) on investments  5,218,238         3,403,629
                                                                     ---------         ---------
Net increase (decrease) in net assets resulting from operations      4,777,538         4,227,622
                                                                     ---------         ---------
Distributions to shareholders from:
   Net realized gain                                                  (464,480)             --
                                                                      --------          --------

Capital share transactions (Note 3)
Proceeds from sales                                                    229,678         1,131,850
Reinvestment of distributions at net asset value                       463,901              --
Payments for redemptions                                              (447,797)       (3,710,896)
                                                                      --------        ----------
Increase (decrease) in net assets from capital share transactions      245,782        (2,579,046)
                                                                       -------        ----------
Total increase (decrease) in net assets                              4,558,840         1,648,576
Net assets at beginning of period                                   23,803,086        22,154,510
                                                                    ----------        ----------
Net assets at end of period                                        $28,361,926       $23,803,086
                                                                   ===========       ===========

See accompanying notes to financial statements.

Statements of changes in net assets
Strategist Growth Fund, Inc.
                                                                   Strategist Growth Trends Fund
                                                                  Jan. 31, 2000    July 31, 1999
                                                                 Six months ended    Year ended
                                                                     (Unaudited)

Operations and distributions
Investment income (loss) -- net                                       $    49,060       $    32,601
Net realized gain (loss) on investments                                 1,367,724         1,759,090
Net change in unrealized appreciation (depreciation) on investments     2,894,027         2,289,209
                                                                        ---------         ---------
Net  increase  (decrease)  in  net  assets  resulting  from  operations 4,310,811         4,080,900
                                                                        ---------         ---------
Distributions to shareholders from:
   Net investment income                                                  (74,226)          (50,515)
   Net realized gain                                                   (2,320,011)       (1,647,590)
                                                                       ----------        ----------
Total distributions                                                    (2,394,237)       (1,698,105)
                                                                       ----------        ----------

 Capital share transactions (Note 3)
Proceeds from sales                                                       300,671         1,773,074
Reinvestment of distributions at net asset value                        2,394,218         1,698,103
Payments for redemptions                                                 (318,882)       (1,984,099)
                                                                         --------        ----------
Increase (decrease) in net assets from capital share transactions       2,376,007         1,487,078
                                                                        ---------         ---------
Total increase (decrease) in net assets                                 4,292,581         3,869,873
Net assets at beginning of period                                      24,401,317        20,531,444
                                                                       ----------        ----------
Net assets at end of period                                           $28,693,898       $24,401,317
                                                                      ===========       ===========
Undistributed net investment income                                   $     5,603       $    30,769
                                                                      -----------       -----------


See accompanying notes to financial statements.

Statements of changes in net assets
Strategist Growth Fund, Inc.
                                                                      Strategist Special Growth Fund
                                                                      Jan. 31, 2000    July 31, 1999
                                                                     Six months ended    Year ended
                                                                       (Unaudited)

Operations and distributions
Investment income (loss) -- net                                     $      (3,997)     $     (3,595)
Net realized gain (loss) on investments                                   238,623           250,411
Net change in unrealized appreciation (depreciation) on investments       (90,328)           18,422
                                                                          -------            ------
Net increase (decrease) in net assets resulting from  operations          144,298           265,238
                                                                          -------           -------
Distributions to shareholders from:
   Net investment income                                                      --             (6,389)
   Net realized gain                                                     (312,022)         (186,096)
                                                                         --------          --------
Total distributions                                                      (312,022)         (192,485)
                                                                         --------          --------

Capital share transactions (Note 3)
Proceeds from sales                                                       100,282           223,257
Reinvestment of distributions at net asset value                          312,022           192,485
Payments for redemptions                                                 (139,616)         (421,049)
                                                                         --------          --------
Increase (decrease) in net assets from capital share transactions         272,688            (5,307)
                                                                          -------            ------

Total increase (decrease) in net assets                                   104,964            67,446
Net assets at beginning of period                                       1,842,500         1,775,054
                                                                        ---------         ---------
Net assets at end of period                                            $1,947,464        $1,842,500
                                                                       ==========        ==========

See accompanying notes to financial statements.

Notes to Financial Statements
Strategist Growth Fund, Inc.
(Unaudited as to Jan. 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Strategist Growth Fund (Growth Fund), Strategist Growth Trends Fund (Growth Trends Fund) and Strategist Special Growth Fund (Special Growth Fund) are series of capital stock within Strategist Growth Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Strategist Growth Fund, Inc. has three billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Investments in Portfolios
Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series (the Portfolio) of Growth Trust (the Trust).

Growth Fund invests all of its assets in Growth Portfolio, an open-end investment company that has the same objectives as the Fund. Growth Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities.

Growth Trends Fund invests all of its assets in Growth Trends Portfolio, an open-end investment company that has the same objectives as the Fund. Growth Trends Portfolio invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth and operating in areas where economic and technological changes are occurring.

Special Growth Fund invests all of its assets in Aggressive Growth Portfolio, an open-end investment company that has the same objectives as the Fund. Aggressive Growth Portfolio invests primarily in equity securities of companies that comprise the S&P 500.

Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Each Fund records its investment in the corresponding Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. As of Jan. 31, 2000, the percentages of the corresponding Portfolio owned by Growth Fund, Growth Trends Fund and Special Growth Fund were 0.32%, 0.10% and 0.22%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
As of Jan. 31, 2000, American Express Financial Corporation (AEFC) owned 1,999 shares of Growth Fund, 3,132 shares of Growth Trends Fund and 163,702 shares of Special Growth Fund. As of Jan. 31, 2000, American Express Company (the parent company of AEFC) owned 400,402 shares of Growth Fund and 618,723 shares of Growth Trends Fund.


2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% (0.06% to 0.03% for Special Growth Fund) annually.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account of $20.

As of Oct. 1, 1999, American Express Financial Advisors Inc. is the Funds' Distributor. Prior to Oct. 1, 1999, under a Plan and Agreement of Distribution, each Fund paid American Express Service Corporation a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution services.

AEFC has agreed to waive certain fees and to absorb certain other Fund expenses through July 31, 2000. Under this agreement, each Fund's total expenses will not exceed 1.30% (1.40% for Special Growth Fund) of each of the Fund's average daily net assets.

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

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                             Six months ended Jan. 31, 2000
                                                        Growth             Growth           Special
                                                         Fund              Trends           Growth
                                                                            Fund             Fund
Sold                                                     4,629              8,493           15,286
Issued for reinvested distributions                      8,381             64,051           49,606
Redeemed                                                (8,742)            (8,917)         (21,794)
                                                        ------             ------          -------
Net increase (decrease)                                  4,268             63,627           43,098
                                                         -----             ------           ------

                                                                     Year ended July 31, 1999
                                                         Growth             Growth           Special
                                                          Fund              Trends           Growth
                                                                             Fund             Fund
Sold                                                     27,979             55,856           35,851
Issued for reinvested distributions                        --               54,884           31,869
Redeemed                                                (89,342)           (62,630)         (71,452)
                                                        -------            -------          -------
Net increase (decrease)                                 (61,363)            48,110           (3,732)
                                                        -------             ------           ------

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
4. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

Growth Fund

Fiscal period ended July 31,

Per share income and capital changesa

                                                    2000b     1999      1998       1997      1996c

Net asset value, beginning of period               $46.46    $38.62    $36.36     $23.15    $25.43


Income from investment operations:

Net investment income (loss)                         (.07)     (.10)     (.13)      (.08)     (.02)

Net gains (losses) (both realized and unrealized)    9.42      7.94      2.39      13.29     (2.26)


Total from investment operations                     9.35      7.84      2.26      13.21     (2.28)


Less distributions:

Distributions from realized gains                    (.91)       --        --         --        --


Net asset value, end of period                     $54.90    $46.46    $38.62     $36.36    $23.15


Ratios/supplemental data

Net assets, end of period (in millions)               $28       $24       $22        $23       $23


Ratio of expenses to average daily net assetsd       .92%e    1.03%      .97%      1.01%     1.30%e


Ratio of net investment income (loss)
to average daily net assets                         (.27%)e   (.23%)    (.33%)     (.20%)    (.37%)e
                                                    ----      ----      ----       ----      ----

Portfolio turnover rate
(excluding short-term securities)                      6%       17%       28%        24%        5%
                                                       -        --        --         --         -

Total return                                       20.11%    20.30%     6.22%     57.06%    (8.97%)


a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Jan. 31, 2000 (Unaudited).
c Inception date was May 13, 1996.
d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
  Without this agreement, the ratio of expenses to average daily net assets would have been 1.03% and 1.86% for the periods ended 1997 and 1996, respectively.
e Adjusted to an annual basis.

Growth Trends Fund

Fiscal period ended July 31,

Per share income and capital changesa

                                                 2000b     1999      1998       1997       1996c

Net asset value, beginning of period            $33.93    $30.60    $26.55     $18.52     $19.00


Income from investment operations:

Net investment income (loss)                       .07       .04       .13        .16        .01

Net gains (losses) (both realized and unrealized) 5.99      5.81      4.12       7.93       (.49)


Total from investment operations                  6.06      5.85      4.25       8.09       (.48)


Less distributions:

Dividends from net investment income              (.10)     (.07)     (.20)      (.06)        --

Distributions from realized gains                (3.23)    (2.45)        --         --        --


Total distributions                              (3.33)    (2.52)     (.20)      (.06)        --


Net asset value, end of period                  $36.66    $33.93    $30.60     $26.55     $18.52


Ratios/supplemental data

Net assets, end of period (in millions)            $29       $24       $21        $21        $25


Ratio of expenses to average daily net assetd     .75%e     .95%      .90%      1.06%      1.30%e


Ratio of net investment income (loss)
to average daily net assets                       .37%e     .15%      .48%       .58%       .39%e
                                                  ---       ---       ---        ---        ---

Portfolio turnover rate
(excluding short-term securities)                  16%       34%       38%        32%         7%
                                                   --        --        --         --          -

Total return                                    17.36%    19.92%    16.17%     43.74%     (2.53%)


a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Jan. 31, 2000 (Unaudited).
c Inception date was May 13, 1996.
d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
  Without this agreement, the ratio of expenses to average daily net assets would have been 1.10% and 1.76% for the periods ended 1997 and 1996, respectively.
e Adjusted to an annual basis.

Special Growth Fund

Fiscal period ended July 31,

Per share income and capital changesa

                                                            2000b      1999       1998       1997c

Net asset value, beginning of period                        $6.54     $6.22      $6.90      $5.00


Income from investment operations:
Net investment income (loss)                                 (.01)     (.01)       .02        .04

Net gains (losses) (both realized and unrealized)             .56      1.13        .56       1.88


Total from investment operations                              .55      1.12        .58       1.92


Less distributions:

Dividends from net investment income                          --       (.03)      (.02)      (.01)

Distributions from realized gains                           (1.09)     (.77)     (1.24)      (.01)


Total distributions                                         (1.09)     (.80)     (1.26)      (.02)


Net asset value, end of period                              $6.00     $6.54      $6.22      $6.90


Ratios/supplemental data

Net assets, end of period (in millions)                        $2        $2         $2         $1


Ratio of expenses to average daily net assetsd              1.47%e    1.39%      1.03%      1.36%e


Ratio of net investment income (loss)
to average daily net assets                                 (.41%)e   (.21%)      .40%       .26%e


Portfolio turnover rate
(excluding short-term securities)                             72%      143%       148%       171%


Total return                                                7.70%    19.02%     10.98%     38.37%


a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Jan. 31, 2000 (Unaudited).
c Inception date was Aug. 19, 1996.
d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
  Without this agreement, the ratio of expenses to average daily net assets would have been 2.27%, 2.27%, 1.86% and 3.17% for the periods ended 2000, 1999, 1998 and 1997, respectively.
e Adjusted to an annual basis.

Financial Statements
Statement of assets and liabilities
Growth Portfolio

Jan. 31, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1):
   Investment in securities of unaffiliated issuers
   (identified   cost  $4,304,068,580)                                   $8,880,440,006
   Investment in securities of affiliated issuers
   (identified cost $60,266,600)                                             83,137,500
                                                                             ----------
Total investments in securities (identified cost $4,364,335,180)          8,963,577,506
Cash in bank on demand deposit                                                  579,419
Dividends and accrued interest receivable                                       905,500
Receivable for investment securities sold                                    24,417,470
U.S. government securities held as collateral (Note 4)                       27,818,455
                                                                             ----------
Total assets                                                              9,017,298,350
                                                                          -------------

Liabilities
Payable for investment securities purchased                                  13,028,448
Payable upon return of securities loaned (Note 4)                            27,818,455
Accrued investment management services fee                                      393,942
Other accrued expenses                                                          110,165
                                                                                -------
Total liabilities                                                            41,351,010
                                                                             ----------
Net assets                                                               $8,975,947,340
                                                                         ==============

See accompanying notes to financial statements.

Statement of operations
Growth Portfolio

Six months ended Jan. 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                              $     16,080,080
Interest                                                                      9,653,224
                                                                              ---------
Total income                                                                 25,733,304
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                           23,924,023
Compensation of board members                                                    10,519
Custodian fees                                                                  230,650
Audit fees                                                                       13,500
Other                                                                            37,735
                                                                                 ------
Total expenses                                                               24,216,427
   Earnings credits on cash balances (Note 2)                                    (3,600)
                                                                                ------
Total net expenses                                                           24,212,827
                                                                             ----------
Investment income (loss) -- net                                               1,520,477
                                                                              ---------

Realized and unrealized gain (loss) -- net

Net realized gain (loss) on security transactions                          (156,008,939)
Net change in unrealized appreciation (depreciation) on investments       1,620,716,823
                                                                          -------------
Net gain (loss) on investments                                            1,464,707,884
                                                                          -------------
Net increase (decrease) in net assets resulting from operations          $1,466,228,361
                                                                         ==============

See accompanying notes to financial statements.

Statements of changes in net assets
Growth Portfolio
                                                                    Jan. 31, 2000    July 31, 1999
                                                                   Six months ended   Year ended
                                                                     (Unaudited)

Operations
Investment income (loss) -- net                                     $    1,520,477    $   15,869,412
Net realized gain (loss) on security transactions                     (156,008,939)      136,823,917
Net change in unrealized appreciation (depreciation) on investments  1,620,716,823     1,012,968,938
                                                                     -------------     -------------
Net increase (decrease) in net assets resulting from operations      1,466,228,361     1,165,662,267
Net contributions (withdrawals) from partners                          537,570,486       500,388,589
                                                                       -----------       -----------
Total increase (decrease) in net assets                              2,003,798,847     1,666,050,856
Net assets at beginning of period                                    6,972,148,493     5,306,097,637
                                                                     -------------     -------------
Net assets at end of period                                         $8,975,947,340    $6,972,148,493
                                                                    ==============    ==============

See accompanying notes to financial statements.

Notes to Financial Statements

Growth Portfolio
(Unaudited as to Jan. 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.5% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of the AXP Growth Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment increased the fee by $2,696,174 for the six months ended Jan. 31, 2000.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Jan. 31, 2000, the Portfolio's custodian fees were reduced by $3,600 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $858,528,056 and $471,902,924, respectively, for the six months ended Jan. 31, 2000. For the same period, the portfolio turnover rate was 6%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $187,140 for the six months ended Jan. 31, 2000.

4. LENDING OF PORTFOLIO  SECURITIES
As of Jan. 31, 2000, securities valued at $29,465,625 were on loan to brokers. For collateral, the Portfolio received U.S. government securities valued at $27,818,455. Income from securities lending amounted to $142,598 for the six months ended Jan. 31, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

Investments in Securities

Growth Portfolio
Jan. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.9%)
Issuer                                                      Shares           Value(a)
Airlines (0.8%)
Southwest Airlines                                         4,500,000        $71,718,750

Automotive & related (0.4%)
Gentex                                                     1,335,000(b)      40,050,000

Banks and savings & loans (2.3%)
Bank of America                                            2,157,920        104,524,250
FleetBoston Financial                                      3,161,000         99,373,938
Total                                                                       203,898,188

Beverages & tobacco (2.1%)
Coca-Cola                                                  3,281,700        188,492,644

Chemicals (0.6%)
Monsanto                                                   1,600,000         56,500,000

Communications equipment & services (7.9%)
Andrew Corp                                                1,100,000(b)      25,300,000
MasTec                                                     1,800,000(b,d)    83,137,500
Nokia Oyj ADR Cl A                                         1,420,000(c)     259,860,000
Tellabs                                                    6,200,000(b)     334,800,000
Total                                                                       703,097,500
Computer software (4.6%)
Microsoft                                                  4,200,000(b)     411,075,000
Computers & office equipment (25.6%)
America Online                                             2,000,000(b)     113,875,000
Cisco Systems                                              5,700,000(b)     624,149,999
EMC                                                        5,200,000(b)     553,800,000
Hewlett-Packard                                            1,000,000        108,250,000
Intl Business Machines                                     2,600,000        291,687,500
Keane                                                      2,800,000(b)      75,600,000
Lexmark Intl Group Cl A                                    1,200,000(b)     113,100,000
Solectron                                                    925,000(b)      67,178,125
Yahoo!                                                     1,100,000(b)     354,268,750
Total                                                                     2,301,909,374

Electronics (20.1%)
Applied Materials                                          3,000,000(b)     411,750,000
ASM Lithography Holding                                      500,000(b)      61,468,750
Broadcom Cl A                                                600,000(b)     173,587,500
Intel                                                      2,500,000        247,343,750
Maxim Integrated Products                                  4,800,000(b)     240,600,000
STMicroelectronics                                         1,000,000(c,f)   168,375,000
Texas Instruments                                          4,600,000        496,225,000
Total                                                                     1,799,350,000

Energy (1.1%)
Anadarko Petroleum                                         3,000,000         98,437,500

Energy equipment & services (2.5%)
Halliburton                                                1,800,000         64,800,000
Schlumberger                                               2,400,000        146,550,000
Transocean Sedco Forex                                       464,640         14,781,360
Total                                                                       226,131,360

Financial services (5.5%)
Citigroup                                                  5,550,000        318,778,125
Merrill Lynch & Co                                         2,000,000        173,500,000
Total                                                                       492,278,125

Furniture & appliances (0.5%)
Ethan Allen Interiors                                      1,921,000         48,025,000

Health care (7.1%)
Bausch & Lomb                                              1,000,000         62,000,000
Johnson & Johnson                                            700,000         60,243,750
Medtronic                                                  1,600,000         73,200,000
Mylan Laboratories                                         2,880,800         76,701,300
Pfizer                                                     5,350,000        194,606,250
Warner-Lambert                                             1,800,000        170,887,500
Total 637,638,800

Household products (0.4%)
ServiceMaster                                              2,650,000         37,928,125

Industrial equipment & services (0.6%)
Deere & Co                                                 1,200,000         52,425,000

Leisure time & entertainment (0.9%)
Harley-Davidson                                            1,200,000         84,225,000

Multi-industry conglomerates (2.0%)
Apollo Group Cl A                                            491,300(b)      10,624,363
Tyco Intl                                                  4,000,000(c)     171,000,000
Total                                                                       181,624,363

Restaurants & lodging (0.9%)
Marriott Intl Cl A                                         2,600,000         80,762,500

Retail (3.9%)
Home Depot                                                 4,400,000        249,150,000
Tandy                                                      2,000,000         97,750,000
Total                                                                       346,900,000

Utilities -- telephone (5.1%)
AT&T                                                       3,600,000        189,900,000
MCI WorldCom                                               5,850,000(b)     268,734,375
Total                                                                       458,634,375
Total common stocks
(Cost: $3,892,489,507)                                                   $8,521,101,604

Bond (1.6%)
                                              Coupon       Principal        Value(a)
                                               rate          amount
U.S. government obligations
Resolution Funding Corp
   Zero Coupon
      07-15-20                                 5.93%    $400,000,000(g)    $100,262,040
      10-15-20                                 6.03      185,000,000(g)      45,593,620
Total bond
(Cost: $175,127,997)                                                       $145,855,660

Short-term securities (3.3%)
Issuer                                     Annualized       Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity
U.S. government agencies (2.5%)
Federal Home Loan Bank Disc Nts
   03-24-00                                    5.64%     $20,800,000        $20,628,821
   04-26-00                                    5.84       25,000,000         24,646,445
Federal Home Loan Mtge Corp Disc Nts
   02-08-00                                    5.61       13,700,000         13,681,519
   02-15-00                                    5.65       18,700,000         18,651,690
   02-17-00                                    5.63        3,000,000          2,990,929
   02-29-00                                    5.60       17,000,000         16,923,721
   03-09-00                                    5.73          700,000            695,667
   03-21-00                                    5.66       30,000,000         29,765,832
Federal Natl Mtge Assn Disc Nts
   03-02-00                                    5.63       10,000,000          9,949,674
   03-02-00                                    5.64        2,100,000          2,089,432
   03-16-00                                    5.81        3,500,000          3,474,298
   03-30-00                                    5.76       14,500,000         14,357,011
   04-20-00                                    5.82       50,000,000         49,342,221
   04-27-00                                    5.91       20,000,000         19,718,217
Total                                                                       226,915,477
Commercial paper (0.8%)
Bell Atlantic Network Funding
   03-07-00                                    5.74        3,600,000          3,579,444
   03-16-00                                    5.82        9,500,000          9,431,363
CAFCO
   04-03-00                                    5.84        6,400,000(e)       6,333,696
Cargill
   02-01-00                                    5.83       10,500,000(e)      10,498,300
Corporate Receivables
   02-07-00                                    5.88        5,000,000(e)       4,994,098
GTE Funding
   02-22-00                                    6.00        5,000,000          4,980,750
   02-29-00                                    5.70        6,300,000          6,271,225
Natl Australia Finance (Delaware)
   02-02-00                                    5.95        5,000,000(e)       4,998,347
Preferred Receivables
   03-08-00                                    5.77        3,400,000(e)       3,379,942
Procter & Gamble
   03-02-00                                    5.71        9,100,000          9,055,490
SBC Communications
   02-28-00                                    5.73        2,900,000(e)       2,887,143
Sheffield Receivables
   02-09-00                                    5.94        3,300,000(e)       3,294,967
Total 69,704,765

Total short-term securities
(Cost: $296,717,676)                                                       $296,620,242

Total investments in securities
(Cost: $4,364,335,180)(h)                                                $8,963,577,506

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2000, the value of foreign securities represented 6.68% of net assets.

(d) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended Jan. 31, 2000 are as follows:

Issuer     Beginning   Purchase     Sales     Ending      Dividend     Value(a)
             cost        cost        cost      cost        income

MasTec    $60,266,600    $--         $--    $60,266,600     $--     $83,137,500

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Security is partially or fully on loan. See Note 4 to the financial statements.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) At Jan. 31, 2000, the cost of securities for federal income tax purposes was approximately $4,364,335,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                 $4,846,561,000
Unrealized depreciation                   (247,318,000)
                                          ------------
Net unrealized appreciation             $4,599,243,000

Financial Statements

Statement of assets and liabilities
Growth Trends Portfolio

Jan. 31, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $16,421,093,529)                            $28,074,942,827
Dividends and accrued interest receivable                             7,034,600
Receivable for investment securities sold                           147,032,128
U.S. government securities held as collateral (Note 4)               44,366,529
Other prepaid assets                                                    157,220
                                                                        -------
Total assets                                                     28,273,533,304


Liabilities
Disbursements  in  excess  of cash on  demand  deposit               13,425,425
Payable  for investment  securities purchased                        58,937,098
Unrealized  depreciation on foreign currency
contracts held, at value (Notes 1 and 5)                                602,720
Payable upon return of securities loaned (Note 4)                   146,984,629
Accrued investment  management  services fee                          1,169,826
Other accrued expenses                                                   30,461
                                                                         ------
Total liabilities                                                   221,150,159
                                                                    -----------
Net assets                                                      $28,052,383,145
                                                                ===============

See accompanying notes to financial statements.

Statement of operations
Growth Trends Portfolio

Six months ended Jan. 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                       $   67,276,585
Interest                                                            74,897,735
                                                                    ----------
Total income                                                       142,174,320

Expenses (Note 2):
Investment management services fee                                  66,450,613
Compensation of board members                                           27,248
Custodian fees                                                         497,617
Audit fees                                                              16,125
Other                                                                  108,330
                                                                       -------
Total expenses                                                      67,099,933
   Earnings credits on cash balances (Note 2)                           (3,414)
                                           -                            ------
Total net expenses                                                  67,096,519
                                                                    ----------
Investment income (loss) -- net                                     75,077,801

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                1,246,489,186
   Foreign currency transactions                                       514,641
                                                                       -------
Net realized gain (loss) on investments                          1,247,003,827
Net change in  unrealized  appreciation  (depreciation)
  on  investments  and on translation of assets and liabilities
  in foreign currencies                                          2,872,085,268
                                                                 -------------
Net gain (loss) on investments and foreign currencies            4,119,089,095
                                                                 -------------
Net increase (decrease) in net assets resulting from operations $4,194,166,896
                                                                ==============

See accompanying notes to financial statements.

Statements of changes in net assets
Growth Trends Portfolio
                                                             Jan. 31, 2000           July 31, 1999
                                                            Six months ended          Year ended
                                                              (Unaudited)

Operations
Investment income (loss)-- net                               $      75,077,801   $     113,693,386
Net realized gain (loss) on investments                          1,247,003,827       1,170,021,836
Net change in unrealized appreciation (depreciation)
 on investments and on translation of assets and
 liabilities in foreign currencies
                                                                 2,872,085,268       2,460,250,976
                                                                 -------------       -------------

Net increase (decrease) in net assets resulting from operations  4,194,166,896       3,743,966,198
Net contributions (withdrawals) from partners                      680,431,082       1,762,819,530
                                                                   -----------       -------------
Total increase (decrease) in net assets                          4,874,597,978       5,506,785,728
Net assets at beginning of period                               23,177,785,167      17,670,999,439
                                                                --------------      --------------
Net assets at end of period                                    $28,052,383,145     $23,177,785,167
                                                               ===============     ===============

See accompanying notes to financial statements.

Notes to Financial Statements

Growth Trends Portfolio
(Unaudited as to Jan. 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Growth Trends Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Trends Portfolio invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth and operating in areas where economic or technological changes are occurring. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.49% annually. The fee is adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP New Dimensions Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment increased the fee by $1,675,103 for the six months ended Jan. 31, 2000.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Jan. 31, 2000, the Portfolio's custodian fees were reduced by $3,414 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $3,862,756,502 and $3,736,668,165 respectively, for the six months ended Jan. 31, 2000. For the same year, the portfolio turnover rate was 16%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $813,421 for the six months ended Jan. 31, 2000.

4. LENDING OF PORTFOLIO SECURITIES
As of Jan. 31, 2000, securities valued at $147,925,900 were on loan to brokers. For collateral, the Portfolio received $102,618,100 in cash and U.S. government securities valued at $44,366,529. Income from securities lending amounted to $246,398 for the six months ended Jan. 31, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. FOREIGN CURRENCY CONTRACTS
As of Jan. 31, 2000, the Portfolio has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:


Exchange date   Currency to      Currency to        Unrealized        Unrealized
                be delivered     be received      appreciation      depreciation

Feb. 29, 2000   22,029,212       21,956,755           $--              $602,720
                U.S. Dollar European Monetary Unit
Total                                                 $--              $602,720

Investments in Securities
Growth Trends Portfolio
Jan. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (89.5%)
Issuer                                                      Shares            Value(a)
Aerospace & defense (0.7%)
Honeywell Intl                                             3,100,000       $148,800,000
United Technologies                                        1,000,000         52,937,500
Total                                                                       201,737,500

Airlines (1.1%)
AMR                                                        2,000,000(b)     107,625,000
Southwest Airlines                                        12,000,000        191,250,000
Total                                                                       298,875,000

Banks and savings & loans (2.4%)
State Street                                               2,500,000        200,468,750
Wells Fargo                                               11,500,000        460,000,000
Total                                                                       660,468,750

Beverages & tobacco (0.4%)
Coca-Cola
                                                           2,000,000        114,875,000
Communications equipment & services (4.6%)
Lucent Technologies                                        6,000,000        331,500,000
Motorola                                                   4,200,000        574,350,000
Nokia Oyj ADR Cl A                                         1,000,000(c)     183,000,000
Tellabs                                                    3,600,000(b)     194,400,000
Total                                                                     1,283,250,000

Computers & office equipment (19.7%)
America Online                                             6,600,000(b)     375,787,500
Automatic Data Processing                                  2,885,000        136,857,188
BMC Software                                               2,800,000(b,e)   106,050,000
Cisco Systems                                             14,000,000(b)   1,532,999,999
EMC                                                        6,000,000(b)     639,000,000
Hewlett-Packard                                            1,500,000        162,375,000
Intl Business Machines                                     5,000,000       $560,937,500
Microsoft                                                  8,000,000(b)     783,000,000
Novell                                                     8,000,000(b)     267,000,000
Oracle                                                     3,300,000(b)     164,845,313
Solectron                                                  6,287,200(b)     456,607,900
Sun Microsystems                                           2,000,000(b)     157,125,000
Yahoo!                                                       700,000(b)     225,443,750
Total                                                                     5,568,029,150

Electronics (13.7%)
Agilent Technologies                                       1,100,000(b)      72,806,250
Applied Materials                                          2,000,000(b)     274,500,000
Corning                                                    3,700,000        570,725,000
Intel                                                      7,000,000        692,562,500
JDS Uniphase                                               6,000,000(b)   1,223,625,000
Teradyne                                                   3,600,000(b)     233,100,000
Texas Instruments                                          7,200,000        776,700,000
Total                                                                     3,844,018,750

Energy (3.3%)
Chevron                                                    1,000,000         83,562,500
Exxon Mobil                                               10,000,000        835,000,000
Total                                                                       918,562,500

Energy equipment & services (0.4%)
Halliburton                                                3,500,000        126,000,000

Financial services (5.5%)
Citigroup                                                 11,600,000        666,275,000
Kansas City Southern Inds                                  2,000,000        138,375,000
MBNA                                                      10,000,000        252,500,000
Morgan Stanley, Dean Witter, Discover & Co                 7,200,000        477,000,000
Schwab (Charles)                                             250,000          9,015,625
Total                                                                     1,543,165,625

Health care (5.4%)
Bristol-Myers Squibb                                       7,300,000        481,800,000
Johnson & Johnson                                          1,000,000         86,062,500
Medtronic                                                  7,200,000        329,400,000
Pfizer                                                     6,200,000        225,525,000
Schering-Plough                                            4,300,000        189,200,000
Warner-Lambert                                             2,200,000        208,862,500
Total                                                                     1,520,850,000

Health care services (1.0%)
Cardinal Health                                            5,600,000        267,750,000

Household products (0.8%)
Colgate-Palmolive                                          4,016,000        237,948,000

Industrial equipment & services (0.5%)
Illinois Tool Works                                        2,400,000        140,400,000

Insurance (1.4%)
American Intl Group                                        3,800,000        395,675,000

Leisure time & entertainment (1.7%)
Time Warner                                                6,000,000        479,625,000

Media (5.3%)
CBS                                                        9,400,000(b)     548,137,500
Clear Channel Communications                               2,000,000(b)     172,750,000
Comcast Special Cl A                                       6,000,000        276,000,000
Gannett                                                    6,900,000        479,550,000
Total                                                                     1,476,437,500

Multi-industry conglomerates (4.6%)
General Electric                                           7,500,000      1,000,312,500
Tyco Intl                                                  7,000,000(c)     299,250,000
Total                                                                     1,299,562,500

Paper & packaging (0.5%)
Intl Paper                                                 3,000,000        142,875,000

Restaurants & lodging (0.6%)
Marriott Intl Cl A                                         5,000,000        155,312,500

Retail (9.5%)
Costco Wholesale                                           9,000,000(b)     440,437,500
Home Depot                                                 9,000,000        509,625,000
Safeway                                                    8,000,000(b)     305,500,000
Target                                                     6,200,000(b)     409,587,500
Wal-Mart Stores                                           18,200,000        996,450,000
Total                                                                     2,661,600,000

Transportation (0.2%)
United Parcel Service                                        728,800         43,363,600

Utilities -- gas (1.7%)
El Paso Energy                                             5,300,000        170,925,000
Enron                                                      4,610,000        310,886,875
Total                                                                       481,811,875

Utilities -- telephone (4.5%)
AT&T                                                       2,500,000        131,875,000
Bell Atlantic                                              2,600,000        161,037,500
BellSouth                                                  3,400,000        160,012,500
Equant                                                       600,000         61,185,774
MCI WorldCom                                               9,000,000(b)     413,437,500
U S WEST Communications Group                              2,300,000        152,950,000
Vodafone AirTouch ADR                                      3,000,000(c,e)   168,000,000
Total                                                                     1,248,498,274
Total common stocks
(Cost: $13,456,149,384)                                                 $25,110,691,524

Short-term securities (10.6%)
Issuer                                    Annualized         Amount            Value(a)
                                         yield on date      payable at
                                          of purchase        maturity
U. S. government agencies (0.9%)
Federal Home Loan Bank Disc Nts
   03-08-00                                    5.64%        $9,100,000         $9,046,034
   04-14-00                                    5.76         20,100,000         19,855,405
Federal Home Loan Mtge Corp Disc Nts
   02-08-00                                    5.61         19,500,000         19,473,695
   02-11-00                                    5.57         18,800,000         18,763,810
   02-17-00                                    5.63         10,000,000          9,969,762
   03-07-00                                    5.63          4,800,000          4,772,400
   03-21-00                                    5.85         11,000,000         10,911,389
   03-29-00                                    5.73         50,000,000         49,523,111
Federal Natl Mtge Assn Disc Nts
   02-24-00                                    5.59         18,900,000         18,818,016
   02-24-00                                    5.60         20,400,000         20,311,510
   02-24-00                                    5.65          3,700,000          3,683,950
   03-02-00                                    5.63         14,600,000         14,526,524
   03-02-00                                    5.64         21,500,000         21,391,800
   03-02-00                                    5.67         14,200,000         14,128,537
   03-09-00                                    5.85         11,000,000         10,931,904
Total
                                                                              246,107,847
Commercial paper (9.5%)
Abbey Natl North America
   03-16-00                                    5.98         20,400,000         20,250,192
   04-10-00                                    5.90         15,400,000         15,222,729
AEGON Funding Corp
   04-24-00                                    5.95         10,500,000(d)      10,356,185
Alcoa
   02-17-00                                    5.65         26,300,000         26,230,078
   02-18-00                                    5.94         20,000,000         19,934,934
   04-25-00                                    5.96         20,000,000         19,722,333
American General Finance
   02-03-00                                    5.96         10,000,000          9,995,033
   02-18-00                                    6.02          5,000,000          4,985,000
ANZ (Delaware)
   02-22-00                                    5.85         10,000,000          9,961,500
   03-09-00                                    5.76         28,100,000         27,930,037
   04-18-00                                    5.90          5,000,000          4,933,733
Associates Corp North America
   02-11-00                                    6.03          7,600,000          7,586,020
AT&T
   02-07-00                                    6.06          4,000,000          3,995,294
   02-11-00                                    5.93         20,000,000         19,962,635
   03-06-00                                    5.73         16,400,000         16,309,116
   03-17-00                                    5.79         30,300,000         30,068,880
   03-24-00                                    5.75         23,600,000         23,391,156
Bank One Canada
   02-08-00                                    5.94         13,900,000         13,881,250
   02-15-00                                    5.72         28,000,000         27,933,382
Barclays U.S. Funding
   02-09-00                                    5.63         25,700,000         25,663,891
   02-14-00                                    5.63         46,200,000         46,099,026
   02-15-00                                    5.63          9,600,000          9,577,520
   02-29-00                                    5.70         30,000,000         29,862,974
Bayer
   03-22-00                                    5.74         31,600,000(d)      31,339,456
Bear Stearns
   02-15-00                                    5.99          5,000,000          4,987,083
   02-28-00                                    5.99          5,000,000          4,976,666
   04-18-00                                    5.89          8,500,000          8,390,973
Bell Atlantic Finance Services
   03-01-00                                    5.72         24,700,000         24,582,879
   03-13-00                                    5.75         25,600,000         25,429,461
Bell Atlantic Network Funding
   02-28-00                                    5.64         16,400,000         16,328,313
   02-29-00                                    5.70         17,000,000         16,922,353
   03-06-00                                    5.83         10,200,000         10,142,483
   03-08-00                                    5.73         22,200,000         22,069,944
   03-13-00                                    5.77          9,600,000          9,535,824
   03-16-00                                    5.82         25,500,000         25,315,763
BellSouth Capital Funding
   02-08-00                                    5.81         26,900,000(d)      26,863,713
   02-23-00                                    6.06         21,400,000         21,312,452
BMW US Capital
   02-14-00                                    6.01         19,100,000         19,055,432
   02-16-00                                    6.08         24,200,000         24,134,819
CAFCO
   02-02-00                                    6.02         27,100,000(d)      27,090,922
   02-03-00                                    6.00         25,000,000(d)      24,987,231
   03-17-00                                    5.79         30,000,000(d)      29,779,583
   03-28-00                                    5.85         18,000,000(d)      17,834,700
   04-03-00                                    5.84         23,600,000(d)      23,355,504
Ciesco LP
   02-01-00                                    6.00         25,200,000(d)      25,195,800
   02-14-00                                    6.06         11,700,000(d)      11,671,789
   02-16-00                                    6.19         30,000,000         29,917,732
   04-19-00                                    5.93         24,100,000         23,790,616
CIT Group Holdings
   03-03-00                                    5.66         27,800,000         27,660,875
Coca-Cola
   02-07-00                                    6.03          5,300,000          5,293,796
Corporate Receivables
   02-01-00                                    6.00         30,000,000(d)      29,994,999
   02-07-00                                    5.88         14,400,000(d)      14,383,003
   02-23-00                                    6.13         14,200,000(d)      14,141,908
   03-14-00                                    5.81          5,000,000(d)       4,965,540
   04-04-00                                    5.89         28,000,000(d)      27,709,795
CXC
   02-04-00                                    6.00         20,000,000(d)      19,986,160
   03-14-00                                    5.81          5,000,000(d)       4,965,540
   03-21-00                                    5.80         22,900,000(d)      22,717,118
   03-22-00                                    5.80         24,700,000(d)      24,498,798
   04-17-00                                    5.93         20,000,000(d)      19,746,756
Daimler/Chrysler
   02-02-00                                    5.97         18,400,000         18,393,836
Delaware Funding
   02-18-00                                    5.72         26,100,000(d)      26,025,614
   03-08-00                                    5.76         25,700,000(d)      25,548,647
   03-15-00                                    5.79         26,500,000(d)      26,313,763
   03-20-00                                    5.83         28,000,000(d)      27,779,715
   03-24-00                                    5.80         24,900,000         24,689,214
Deutsche Bank Financial
   02-07-00                                    5.82          1,700,000          1,697,993
   03-24-00                                    5.80          7,000,000          6,938,055
   04-06-00                                    5.87          9,300,000          9,199,064
Dresdner US Finance
   03-14-00                                    5.78         15,100,000         14,996,382
   03-20-00                                    5.77          1,200,000          1,190,527
Duke Energy
   02-25-00                                    6.08          4,300,000          4,281,934
Electronic Data Systems
   02-28-00                                    5.91         34,000,000(d)      33,841,330
Emerson Electric
   02-16-00                                    6.02          9,800,000          9,772,560
Falcon Asset
   02-04-00                                    5.88         11,900,000(d)      11,891,765
   03-09-00                                    5.79         25,900,000(d)      25,742,800
   03-10-00                                    5.81         15,300,000(d)      15,204,362
   03-13-00                                    5.99         22,000,000(d)      21,851,133
   03-27-00                                    5.82         17,900,000(d)      17,739,337
Fleet Funding
   02-10-00                                    5.86         20,000,000(d)      19,965,554
   02-10-00                                    5.96         24,755,000(d)      24,712,363
   03-14-00                                    5.79         23,800,000(d)      23,636,540
   03-16-00                                    5.79         21,300,000(d)      21,146,906
   03-21-00                                    5.80         26,958,000(d)      26,740,837
GMAC
   02-25-00                                    5.67         37,500,000         37,352,860
   02-25-00                                    5.67          9,600,000          9,562,332
   02-28-00                                    5.66          7,500,000          7,467,099
Goldman Sachs Group
   02-03-00                                    5.96         23,300,000         23,288,099
   02-10-00                                    5.99         20,000,000         19,966,232
GTE Funding
   02-15-00                                    6.02         18,200,000         18,152,981
   02-22-00                                    6.00          9,050,000          9,015,158
   02-24-00                                    6.01         17,500,000         17,424,089
Heinz (HJ)
   02-23-00                                    5.65         21,000,000         20,924,464
   02-28-00                                    5.65         17,600,000         17,522,931
Intl Lease Finance
   02-11-00                                    5.81          7,100,000          7,086,333
Merrill Lynch
   02-11-00                                    5.94         20,900,000         20,859,768
   03-01-00                                    5.73         15,600,000         15,525,900
Morgan Stanley, Dean Witter, Discover & Co
   03-23-00                                    5.76         25,300,000         25,083,823
   03-27-00                                    5.76         28,400,000         28,142,883
   03-28-00                                    5.78         16,200,000         16,050,717
Natl Australia Finance (Delaware)
   02-01-00                                    5.94          5,000,000          4,999,175
   02-02-00                                    5.95         20,000,000(d)      19,993,389
   02-04-00                                    5.94         10,000,000          9,993,400
   02-09-00                                    6.01         19,600,000         19,570,599
Natl Rural Utilities
   03-13-00                                    5.80          8,400,000          8,343,160
   03-23-00                                    6.01         10,300,000         10,211,991
   03-29-00                                    6.06          3,700,000          3,664,710
Northern States Power
   02-09-00                                    5.87          8,400,000          8,387,190
Pacific Gas & Electric
   02-10-00                                    5.92         20,750,000         20,714,262
   02-24-00                                    5.77          7,600,000          7,570,867
Pfizer
   02-02-00                                    6.00          5,000,000(d)       4,998,333
   02-11-00                                    6.11         23,800,000(d)      23,755,638
Preferred Receivables
   02-22-00                                    5.70         26,000,000(d)      25,909,750
   03-03-00                                    5.77         27,800,000(d)      27,658,157
   03-08-00                                    5.77         23,600,000(d)      23,460,773
   03-10-00                                    5.79         22,600,000(d)      22,459,220
   03-15-00                                    5.79         26,400,000(d)      26,213,496
Procter & Gamble
   03-02-00                                    5.71         15,800,000         15,722,720
   03-15-00                                    5.77         16,100,000         15,987,246
Salomon Smith Barney
   02-18-00                                    5.94         14,300,000         14,253,477
   02-22-00                                    5.97          5,000,000          4,980,750
SBC Communications
   02-28-00                                    5.73         13,200,000(d)      13,141,480
SBC Communications Capital
   02-08-00                                    5.84         10,000,000          9,987,044
Sheffield Receivables
   02-04-00                                    6.01         16,100,000(d)      16,088,896
   02-07-00                                    5.97         25,000,000(d)      24,970,492
   02-09-00                                    5.94         23,700,000(d)      23,663,856
   02-22-00                                    5.75         28,400,000(d)      28,300,550
   03-22-00                                    5.85         24,500,000(d)      24,298,692
Societe Generale North America
   04-14-00                                    5.87         22,500,000         22,226,200
Sysco
   02-07-00                                    5.86         16,900,000(d)      16,880,052
Toyota Motor Credit
   02-07-00                                    6.05         10,000,000          9,988,255
UBS Finance (Delaware)
   02-08-00                                    5.66         22,600,000         22,571,622
   03-10-00                                    5.76         15,100,000         15,002,517
Variable Funding Capital
   02-17-00                                    5.72          2,600,000(d)      22,539,167
   03-07-00                                    5.78         23,900,000(d)      23,762,575
   03-07-00                                    5.80         11,800,000(d)      11,731,913
   03-16-00                                    5.79         11,900,000(d)      11,812,612
   04-06-00                                    5.90         25,000,000(d)      24,728,667
   04-07-00                                    5.92         22,100,000(d)      21,856,507
Windmill Funding
   02-03-00                                    5.98         17,200,000(d)      17,191,215
   02-14-00                                    5.71         15,500,000(d)      15,465,640
   02-25-00                                    5.72         25,000,000(d)      24,901,040
   03-06-00                                    5.79         25,000,000(d)      24,860,000
   03-10-00                                    5.80         19,900,000(d)      19,771,529
   03-20-00                                    6.15         25,000,000         24,802,639
Total                                                                       2,657,483,708

Letters of credit (0.2%)
Bank of America-
AES Hawaii
   02-25-00                                    5.67         30,000,000         29,882,289
   03-24-00                                    5.79         16,100,000         15,957,526
   04-13-00                                    5.89         15,000,000         14,819,933
Total                                                                          60,659,748
Total short-term securities
(Cost: $2,964,944,145)                                                     $2,964,251,303

Total investments in securities
(Cost: $16,421,093,529)(f)                                                $28,074,942,827

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2000, the value of foreign securities represented 2.32% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 4 to the financial statements.

(f) At Jan. 31, 2000, the cost of securities for federal income tax purposes was approximately $16,421,094,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                  $11,825,546,000
Unrealized depreciation                                     (171,697,000)
                                                            ------------
Net unrealized appreciation                              $11,653,849,000

Financial Statements

Statement of assets and liabilities
Aggressive Growth Portfolio

Jan. 31, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $872,108,680)                                          $908,158,746
Cash in bank on demand deposit                                                   78,673
Dividends and accrued interest receivable                                       577,251
Receivable for investment securities sold                                     1,837,934
                                                                              ---------
Total assets                                                                910,652,604
                                                                            -----------

 Liabilities
Payable for investment securities purchased                                  15,903,026
Accrued investment management services fee                                       45,459
Other accrued expenses                                                           10,848
                                                                                 ------
Total liabilities                                                            15,959,333
                                                                             ----------
Net assets                                                                 $894,693,271
                                                                           ============

See accompanying notes to financial statements.

Statement of operations
Aggressive Growth Portfolio

Six months ended Jan. 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                 $   3,416,114
Interest                                                                        991,283
                                                                                -------
Total income                                                                  4,407,397
                                                                              ---------
Expenses (Note 2):
Investment management services fee                                            2,602,413
Compensation of board members                                                     4,118
Custodian fees                                                                   28,371
Audit fees                                                                        8,250
Other                                                                             6,391
                                                                                  -----
Total expenses                                                                2,649,543
   Earnings credits on cash balances (Note 2)                                    (2,152)
                                           -                                     ------
Total net expenses                                                            2,647,391
                                                                              ---------
Investment income (loss) -- net                                               1,760,006
                                                                              ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            89,972,389
   Financial future contracts                                                   293,620
                                                                                -------
Net realized gain (loss) on investments                                      90,266,009
Net change in unrealized appreciation (depreciation) on investments         (26,378,376)
                                                                            -----------
Net gain (loss) on investments                                               63,887,633
                                                                             ----------
Net increase (decrease) in net assets resulting from operations            $ 65,647,639
                                                                           ============

See accompanying notes to financial statements.

Statements of changes in net assets
Aggressive Growth Portfolio
                                                                         Jan. 31, 2000        July 31, 1999
                                                                        Six months ended        Year ended
                                                                           (Unaudited)

Operations
Investment income (loss)-- net                                             $  1,760,006      $    3,142,262
Net realized gain (loss) on investments                                      90,266,009          86,175,979
Net change in unrealized appreciation (depreciation) on investments         (26,378,376)         18,690,185
                                                                            -----------          ----------
Net increase (decrease) in net assets resulting from operations              65,647,639         108,008,426
Net contributions (withdrawals) from partners                                69,947,062         127,976,287
                                                                             ----------         -----------
Total increase (decrease) in net assets                                     135,594,701         235,984,713
Net assets at beginning of period                                           759,098,570         523,113,857
                                                                            -----------         -----------
Net assets at end of period                                                $894,693,271        $759,098,570
                                                                           ============        ============

See accompanying notes to financial statements.

Notes to Financial Statements

Aggressive Growth Portfolio
(Unaudited as to Jan. 31, 2000)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggressive Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Aggressive Growth Portfolio invests primarily in equity securities of companies that comprise the S&P 500. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.65% to 0.5% annually. Effective with the new Investment Management Services Agreement, the fee will be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Research Opportunities Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1% the adjustment will be zero.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Jan. 31, 2000, the Portfolio's custodian fees were reduced by $2,152 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $618,077,097 and $568,741,085 respectively, for the six months ended Jan. 31, 2000. For the same period, the portfolio turnover rate was 72%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $45,930 for the six months ended Jan. 31, 2000.

4. STOCK INDEX FUTURES CONTRACTS
As of Jan. 31, 2000, investments in securities included securities valued at $8,169,063 that were pledged as collateral to cover initial margin deposits on 79 open purchase contracts. The market value of the open purchase contracts as of Jan. 31, 2000 was $27,669,750 with a net unrealized loss of $795,787.

Investments in Securities

Aggressive Growth Portfolio
Jan. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.6%)
Issuer                                                       Shares           Value(a)
Aerospace & defense (1.2%)
Goodrich (BF)                                                157,900         $3,947,500
Honeywell Intl                                               136,250          6,540,000
Total                                                                        10,487,500
Airlines (2.5%)
AMR                                                          187,860(b)      10,109,216
Southwest Airlines                                           747,950         11,920,453
Total
                                                                             22,029,669
Automotive & related (1.0%)
Delphi Automotive Systems                                    289,796          5,017,093
Ford Motor                                                    80,550          4,007,363
Total
                                                                              9,024,456
Banks and savings & loans (3.3%)
Bank of New York                                             223,710          9,088,219
SLM Holding                                                   85,600          3,333,050
Wachovia                                                      92,480          5,924,500
Wells Fargo                                                  278,250         11,130,000
Total
                                                                             29,475,769
Beverages & tobacco (2.4%)
Coca-Cola                                                    381,550         21,915,278
Building materials & construction (0.5%)
Weyerhaeuser                                                  72,410          4,154,524
Chemicals (0.5%)
Du Pont (EI) de Nemours                                       79,700          4,702,300
Communications equipment & services (5.8%)
Lucent Technologies                                          423,565         23,401,966
Motorola                                                     132,410         18,107,068
Tellabs                                                      186,570(b)      10,074,780
Total
                                                                             51,583,814
Computers & office equipment (23.1%)
3Com                                                         332,990(b,e)    16,899,242
Automatic Data Processing                                    202,200          9,591,863
BMC Software                                                 176,050(b)       6,667,894
Citrix Systems                                                27,300(b)       3,746,925
Compaq Computer                                              478,500         13,098,938
Computer Sciences                                            118,480(b)      10,885,350
Electronic Data Systems                                      132,990          8,993,449
First Data                                                   215,080         10,552,363
Hewlett-Packard                                              193,620         20,959,364
Lexmark Intl Group Cl A                                      151,550(b)      14,283,587
Microsoft                                                    508,750(b)      49,793,905
Novell                                                       210,900(b)       7,038,788
Oracle                                                       342,000(b)      17,083,968
Parametric Technology                                        308,800(b)       6,619,900
Solectron                                                     57,220(b)       4,155,603
Unisys                                                       233,100(b)       7,430,063
Total
                                                                            207,801,202
Electronics (7.5%)
Applied Materials                                             49,100(b)       6,738,975
Corning                                                       39,150          6,038,888
Intel                                                        276,810         27,386,888
KLA-Tencor                                                    72,920(b)       4,274,935
LSI Logic                                                     52,150(b)       4,263,263
Natl Semiconductor                                            87,290(b)       4,582,725
Teradyne                                                      55,800(b)       3,613,050
Texas Instruments                                             93,090         10,042,083
Total                                                                        66,940,807

Energy (3.9%)
Chevron                                                      157,550         13,165,271
Conoco Cl B                                                  448,640         10,571,080
Texaco                                                       215,260         11,381,873
Total
                                                                             35,118,224
Energy equipment & services (0.7%)
Halliburton                                                  164,700          5,929,200
Financial services (2.2%)
Capital One Financial                                        100,680          4,127,880
Kansas City Southern Inds                                     58,730          4,063,382
MBNA                                                         252,580          6,377,645
Providian Financial                                           65,210          5,502,094
Total 20,071,001
Food (1.5%)
Bestfoods                                                     68,530          2,981,055
General Mills                                                 96,820(e)       3,019,574
Sara Lee                                                     184,990          3,410,753
SUPERVALU                                                    237,380          4,272,840
Total
                                                                             13,684,222
Health care (11.7%)
Amgen                                                        196,880(b)      12,538,795
Baxter Intl                                                   96,440          6,160,105
Biomet                                                        32,800          1,305,850
Boston Scientific                                            233,900(b)       4,853,425
Bristol-Myers Squibb                                         267,230         17,637,180
Guidant                                                      112,970(b)       5,945,046
Medtronic                                                    207,040          9,472,080
Pfizer                                                       523,500         19,042,312
Schering-Plough                                              280,920         12,360,480
Warner-Lambert                                               158,320         15,030,505
Total                                                                       104,345,778

Health care services (0.4%)
Cardinal Health
                                                              68,280          3,264,638
Household products (2.7%)
Colgate-Palmolive                                            203,300         12,045,525
Kimberly-Clark                                               189,800         11,755,738
Total                                                                        23,801,263

Industrial equipment & services (0.3%)
Parker-Hannifin                                               61,580          2,663,335

Leisure time & entertainment (1.0%)
Disney (Walt)                                                 30,090          1,092,643
Viacom Cl B                                                  136,970(b)       7,584,714
Total                                                                         8,677,357

Media (3.1%)
CBS                                                          154,840(b)       9,029,108
Comcast Special Cl A                                         192,710          8,864,660
MediaOne Group                                               127,890(b)      10,167,255
Total                                                                        28,061,023

Metals (0.3%)
Nucor
                                                              51,310          2,552,673
Multi-industry conglomerates (3.1%)
Danaher                                                       92,620          3,994,238
General Electric                                              56,310          7,510,346
Grainger (WW)                                                 91,460          4,384,364
Tyco Intl                                                    268,600(c)      11,482,650
Total                                                                        27,371,598

Paper & packaging (0.9%)
Fort James                                                   142,300          3,806,525
Intl Paper                                                    92,990          4,428,649
Total                                                                         8,235,174

Restaurants & lodging (0.2%)
Wendy's Intl                                                 101,940          1,917,746

Retail (5.9%)
Bed Bath & Beyond                                             55,400(b)       1,506,188
Best Buy                                                      92,000(b)       4,393,000
Circuit City Stores-Circuit City Group                       107,930          4,155,305
Costco Wholesale                                             128,680(b)       6,297,278
CVS                                                          147,200          5,142,800
Home Depot                                                        35              1,982
Kroger                                                       297,050(b)       5,161,244
Safeway                                                      162,390(b)       6,201,268
Target                                                       242,070(b)      15,991,748
TJX Companies                                                241,820          3,944,689
Total                                                                        52,795,502

Transportation (0.7%)
Burlington Northern Santa Fe                                 178,640          4,298,525
Union Pacific                                                 39,000          1,560,000
Total                                                                         5,858,525

Utilities -- electric (0.3%)
CMS Energy                                                    92,800          2,784,000

Utilities -- telephone (9.9%)
AT&T                                                         420,885         22,201,683
Bell Atlantic                                                268,740         16,645,084
MCI WorldCom                                                 403,032(b)      18,514,305
SBC Communications                                           457,314         19,721,666
U S WEST Communications Group                                174,250         11,587,625
Total                                                                        88,670,363

Total common stocks
(Cost: $827,848,320)                                                       $863,916,941

Short-term securities (4.9%)
Issuer                                       Annualized        Amount          Value(a)
                                            yield on date     payable at
                                            of purchase       maturity
U.S. government agencies (4.2%)
Federal Home Loan Bank Disc Nts
   02-16-00                                    5.55%        $1,100,000       $1,096,920
   03-08-00                                    5.79          1,600,000        1,590,511
Federal Home Loan Mtge Corp Disc Nts
   02-01-00                                    5.53          1,300,000        1,299,783
   02-23-00                                    5.62          1,400,000        1,394,273
   03-29-00                                    5.78          4,400,000        4,358,034
   04-04-00                                    5.76          5,100,000        5,046,325
Federal Natl Mtge Assn Disc Nts
   03-01-00                                    5.63          4,800,000        4,777,580
   03-02-00                                    5.63          1,900,000        1,890,438
   03-02-00                                    5.83          1,300,000        1,293,458
   03-23-00                                    5.73          4,200,000        4,164,113
   04-13-00                                    5.78          6,200,000        6,125,573
   04-20-00                                    5.83          5,000,000        4,934,222
Total                                                                        37,971,230

Commercial paper (0.7%)
Abbey Natl North America
   02-16-00                                    5.68          2,600,000        2,593,448
Falcon Assets
   03-10-00                                    5.81          1,500,000(d)     1,490,624
Ford Motor Credit
   03-03-00                                    5.56            600,000          596,833
Windmill Funding
   03-10-00                                    5.80          1,600,000(d)     1,589,670
Total                                                                         6,270,575

Total short-term securities
(Cost: $44,260,360)                                                         $44,241,805

Total investments in securities
(Cost: $872,108,680)(f)                                                    $908,158,746

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2000, the value of foreign securities represented 1.28% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 4 to the financial statements):

Type of security                                                     Contracts
S&P 500 Index, March 2000                                               79

(f) At Jan. 31, 2000, the cost of securities for federal income tax purposes was approximately $872,109,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                 $78,546,000
Unrealized depreciation                                 (42,496,000)
                                                        -----------
Net unrealized appreciation                             $36,050,000

Distributed by American Express Financial Advisors Inc. Member NASD.
American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.
                                                           S-6119 E (3/00)